Vanguard Conservative Allocation Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.2%)
Vanguard Variable Insurance Fund—Equity Index Portfolio	2,227,403	81,389
Vanguard Extended Market Index Fund Admiral Shares	208,863	14,351
		95,740
International Stock Fund (15.9%)
Vanguard Total International Stock Index Fund Admiral Shares	2,792,581	62,973

U.S. Bond Fund (42.2%)
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	13,582,252	166,926

International Bond Fund (17.7%)
Vanguard Total International Bond Index Fund Admiral Shares	3,110,625	70,300
Total Investment Companies (Cost $415,251)		395,939
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.943% (Cost $33)	330	33
Total Investments (100.0%) (Cost $415,284)		395,972
Other Assets and Liabilities-Net (0.0%)		(5)
Net Assets (100%)		395,967
Cost rounded to $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the portfolio's investments was determined based on
Level 1 inputs.

Conservative Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Mar. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	1	—	33

Vanguard Extended
Market Index Fund	16,962	3,147	961	246	(5,043)	27	—	14,351
Vanguard Variable
Insurance Fund—
Equity Index
Portfolio	86,099	26,788	10,098	1,344	(22,744)	1,761	1,942	81,389
Vanguard Variable
Insurance Fund—
Total Bond Market
Index Portfolio	177,402	20,793	33,160	2,176	(285)	4,128	—	166,926
Vanguard Total
International Bond
Index Fund	75,707	5,578	11,079	1,237	(1,143)	178	—	70,300
Vanguard Total
International Stock
Index Fund	68,618	18,881	6,320	351	(18,557)	161	—	62,973
Total	424,788	75,187	61,618	5,354	(47,772)	6,256	1,942	395,972
1 Not applicable—purchases and sales are for temporary cash investment purposes.